Other disclosures	12 Months Ended
Dec. 31, 2024
Other disclosure [Abstract]
Disclosure of other disclosure explanatory [Text Block]
SECTION 6: OTHER DISCLOSURES
This section includes other notes required under the applicable legislation.
Note 6.5 stands out on contingent liabilities and assets, as it describes the main lawsuits in which Group companies are involved and the guarantees given. Special emphasis is placed on the guarantees given by ex-infrastructure project companies on behalf of infrastructure project companies.
Movements in liabilities other than current liabilities and borrowings, such as provisions (Note 6.3), are also analyzed.